Consolidated Statements of Cash Flows Supplemental Data (Tables)	12 Months Ended
Dec. 31, 2012
Consolidated Statements of Cash Flows Supplemental Data
Non-cash Investing activities

	Carrefour	CPA®:14
Assets Acquired at Fair Value:
Investments in real estate	$97,722	$604,093
Net investment in direct financing leases	-	161,414
Assets held for sale	-	11,202
Equity investments in real estate	-	134,609
Intangible assets	48,029	418,631
Other assets, net	154	27,264
Liabilities Assumed at Fair Value:
Non-recourse debt	(81,671)	(460,007)
Accounts payable, accrued expenses, and other liabilities	(1,193)	(9,878)
Prepaid and deferred rental income and security deposits	(96)	(49,412)
Due to affiliates	-	(2,753)
Distributions payable	-	(95,943)
Amounts attributable to noncontrolling interests	(70,066)	58,188
Net (liabilities assumed) assets acquired excluding cash	(7,121)	797,408
Fair value of common shares issued	-	(510,549)
Cash consideration	-	(444,045)
Change in interest upon acquisition of noncontrolling interest of Carrefour	-	(3,543)
Bargain purchase gain on acquisition	-	(28,709)
Cash acquired on acquisition of subsidiaries, net	$(7,121)	$(189,438)

Assets:
Net investments in properties	$36,536
Intangible assets, net	1,539
Other assets, net	49
Total	$38,124

Liabilities:
Non-recourse debt	$(38,668)
Accounts payable, accrued expenses, and other liabilities	(623)
Total	$(39,291)

Supplemental Cash Flow Information

	Years Ended December 31,
	2012	2011	2010
Interest paid, net of amounts capitalized	$104,819	$107,429	$78,462
Interest capitalized	$-	$-	$2,793
Income taxes paid	$9,741	$8,431	$4,871